UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET MACRO OPPORTUNITIES FUND

FORM N-Q

JULY 31, 2015

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 37.7%
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.2%
General Motors Co., Senior Notes	6.250%	10/2/43	1,470,000		$1,605,059

Household Durables - 0.1%
PulteGroup Inc., Senior Notes	6.375%	5/15/33	320,000		324,800
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	190,000		192,850	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	300,000		306,750	(a)

Total Household Durables					824,400

Internet & Catalog Retail - 0.2%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000		350,488
Netflix Inc., Senior Notes	5.875%	2/15/25	530,000		556,500	(a)

Total Internet & Catalog Retail					906,988

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	360,000		354,600	(a)
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	5,180,000		5,191,468	(a)
CCO Safari II LLC, Senior Secured Notes	6.834%	10/23/55	2,820,000		2,900,012	(a)
Comcast Corp., Notes	6.450%	3/15/37	170,000		213,514
Comcast Corp., Senior Notes	3.375%	8/15/25	270,000		269,178
Comcast Corp., Senior Notes	6.500%	11/15/35	640,000		811,021
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	10,000		9,262
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000		989,625
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	160,000		166,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000		688,700
Time Warner Cable Inc., Debentures	7.300%	7/1/38	190,000		207,345
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	200,000		204,248
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	450,000		426,067

Total Media					12,431,040

Textiles, Apparel & Luxury Goods - 0.1%
American Achievement Corp., Secured Notes	10.875%	4/15/16	490,000		481,425	(a)

TOTAL CONSUMER DISCRETIONARY					16,248,912

CONSUMER STAPLES - 2.1%
Beverages - 0.5%
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	3,020,000		3,286,974	(a)

Food & Staples Retailing - 0.7%
CVS Health Corp., Senior Notes	3.875%	7/20/25	370,000		376,375
CVS Health Corp., Senior Notes	4.875%	7/20/35	480,000		496,257
CVS Health Corp., Senior Notes	5.750%	5/15/41	590,000		681,978
CVS Health Corp., Senior Notes	5.125%	7/20/45	780,000		826,425
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,140,000		1,202,700	(a)
Kroger Co., Senior Notes	5.150%	8/1/43	1,300,000		1,397,067

Total Food & Staples Retailing					4,980,802

Food Products - 0.3%
Fonterra Cooperative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	158,623	(b)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	582,000		623,468	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	890,000		934,022	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	660,000		683,908

Total Food Products					2,400,021

Tobacco - 0.6%
Altria Group Inc., Senior Notes	10.200%	2/6/39	1,110,000		1,857,963
Reynolds American Inc., Senior Notes	3.250%	11/1/22	350,000		340,077
Reynolds American Inc., Senior Notes	6.150%	9/15/43	400,000		442,446
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,520,000		1,634,398

Total Tobacco					4,274,884

TOTAL CONSUMER STAPLES					14,942,681

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 7.1%
Energy Equipment & Services - 0.3%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,020,000	$954,975
Pacific Drilling SA, Senior Secured Notes	5.375%	6/1/20	1,290,000	993,300	(a)

Total Energy Equipment & Services				1,948,275

Oil, Gas & Consumable Fuels - 6.8%
Approach Resources Inc., Senior Notes	7.000%	6/15/21	1,350,000	1,144,125
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	480,000	488,400	(a)
Bonanza Creek Energy Inc., Senior Notes	6.750%	4/15/21	1,340,000	1,159,100
Bonanza Creek Energy Inc., Senior Notes	5.750%	2/1/23	390,000	315,900
BreitBurn Energy Partners LP/BreitBurn Finance Corp., Senior Notes	7.875%	4/15/22	1,460,000	1,007,400
California Resources Corp., Senior Notes	5.500%	9/15/21	760,000	627,000
California Resources Corp., Senior Notes	6.000%	11/15/24	3,930,000	3,183,300
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.750%	4/15/23	420,000	426,825	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	80,000	71,600
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	140,000	112,700
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	490,000	414,050
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	920,000	811,900	(a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	570,000	551,152
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	5,050,000	4,633,375
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,410,000	3,529,350
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,780,000	1,727,045
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	1,659,457
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	700,000	654,500	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	950,000	947,625
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	930,000	819,563	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	5/15/19	720,000	442,800
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	770,000	442,750
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,610,000	1,231,650
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	12/1/24	1,060,000	1,033,500
MEG Energy Corp., Senior Notes	6.500%	3/15/21	1,410,000	1,317,645	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000	409,400	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,320,000	811,800	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,520,000	1,523,800	(a)
Penn Virginia Corp., Senior Notes	8.500%	5/1/20	1,980,000	930,600
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	520,000	432,900
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	1,780,000	1,319,514
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	2,020,000	1,772,691
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/15	450,000	363,681
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,930,000	3,008,231
QEP Resources Inc., Senior Notes	5.250%	5/1/23	640,000	592,000
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,360,000	1,305,600	(a)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,060,000	1,001,700
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	515,000	463,500
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	400,000	324,000
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	810,000	706,725	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,010,000	1,008,836
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	400,000	419,165	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	2,615,000	2,431,950	(a)
Vanguard Natural Resources LLC/VNR Finance Corp., Senior Notes	7.875%	4/1/20	840,000	749,974
WPX Energy Inc., Senior Notes	8.250%	8/1/23	940,000	955,275

Total Oil, Gas & Consumable Fuels				49,284,054

TOTAL ENERGY				51,232,329

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 16.8%
Banks - 14.1%
Agricultural Development Bank of China Co., Ltd., Senior Bonds	3.080%	1/16/16	11,000,000	CNY	$1,758,136	(b)
Agricultural Development Bank of China Co., Ltd., Senior Bonds	3.280%	1/16/17	4,500,000	CNY	724,164	(b)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	8/17/15	1,000,000		786,250	(c)(d)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds	9.000%	5/9/18	1,800,000		1,953,000	(b)(c)(d)
Banco Santander SA, Junior Subordinated Bonds	6.375%	5/19/19	2,000,000		1,977,960	(b)(c)(d)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	5,500,000		5,475,250	(c)(d)
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	3,900,000		3,674,775	(c)(d)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	4,510,000		4,514,194	(c)(d)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	940,000		970,550	(c)(d)
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,990,000		2,096,131
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	370,000		371,517
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,680,000		1,654,558
CIT Group Inc., Senior Notes	5.500%	2/15/19	635,000		671,513	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,695,000		1,722,544
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,840,000		1,858,400
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	3,230,000		3,053,965	(c)(d)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,720,000		1,685,600	(c)(d)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	7,000,000		6,825,000	(c)(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,350,000		1,361,935
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	3,160,000		3,316,913
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		464,554
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	3.950%	11/9/22	1,470,000		1,470,764
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	1,990,000		2,196,007
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.250%	8/4/45	1,060,000		1,080,962
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	3,270,000		3,188,649	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,600,000		1,610,000	(c)(d)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	860,000		863,870	(c)(d)
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	2,040,000		2,138,595
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	200,000		197,094	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	2,100,000		1,989,330	(c)(d)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.125%	4/30/24	820,000		825,125	(c)(d)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	2,240,000		2,194,053
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	2,900,000		2,899,638
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	750,000		757,185
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	520,000		527,800	(d)
Novo Banco SA, Senior Notes	5.875%	11/9/15	200,000	EUR	220,748	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,470,591
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,166,251
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		428,756
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	9,170,000		9,266,147
Societe Generale SA, Junior Subordinated Notes	6.000%	1/27/20	600,000		568,500	(a)(c)(d)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	3,870,000		4,109,592	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/31/15	9,960,000	$9,854,175	(c)(d)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	180,000	181,026	(c)(d)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	660,000	675,675	(c)(d)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,870,000	1,865,153
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	1,020,000	1,025,668
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,530,000	1,557,144
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	520,000	506,423

Total Banks				101,751,830

Capital Markets - 1.7%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,700,000	3,660,669	(a)
Credit Suisse NY, Senior Notes	2.300%	5/28/19	500,000	502,115
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/31/15	2,230,000	1,678,075	(c)(d)
Goldman Sachs Capital III, Preferred Securities	4.000%	8/31/15	1,020,000	765,000	(c)(d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000	2,034,381
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	3,460,000	3,427,504

Total Capital Markets				12,067,744

Consumer Finance - 0.1%
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	960,000	1,036,800

Diversified Financial Services - 0.4%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	920,000	972,900	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.690%	12/21/65	740,000	721,500	(a)(c)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	697,600
Toll Road Investors Partnership II LP, Senior Bonds	0.000%	2/15/38	200,000	43,252	(a)
Toll Road Investors Partnership II LP, Senior Notes	0.000%	2/15/24	1,020,000	580,851	(a)

Total Diversified Financial Services				3,016,103

Insurance - 0.5%
MetLife Inc., Junior Subordinated Bonds	5.250%	6/15/20	840,000	837,900	(c)(d)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,670,000	2,755,990	(a)

Total Insurance				3,593,890

TOTAL FINANCIALS				121,466,367

HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.5%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,420,000	1,446,625	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,170,000	1,202,175	(a)
Medtronic Inc., Senior Notes	4.625%	3/15/45	1,010,000	1,021,826	(a)

Total Health Care Equipment & Supplies				3,670,626

Health Care Providers & Services - 0.5%
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	680,000	672,350
HCA Inc., Senior Bonds	5.375%	2/1/25	470,000	480,575
HCA Inc., Senior Secured Notes	4.250%	10/15/19	570,000	586,744
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,130,000	1,173,540
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	660,000	690,316
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	110,000	102,850

Total Health Care Providers & Services				3,706,375

Pharmaceuticals - 0.9%
AbbVie Inc., Senior Subordinated Notes	4.500%	5/14/35	540,000	525,491
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	790,000	770,904
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	880,000	826,902
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	580,000	546,870
Baxalta Inc., Senior Notes	5.250%	6/23/45	480,000	485,753	(a)
Pfizer Inc., Senior Notes	4.400%	5/15/44	1,520,000	1,530,064
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,160,000	1,191,900	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	700,000	731,500	(a)

Total Pharmaceuticals				6,609,384

TOTAL HEALTH CARE				13,986,385

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,740,000	$1,711,725	(a)

Airlines - 0.1%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	454,071	466,558	(a)

Commercial Services & Supplies - 0.1%
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	690,000	710,700
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	210,000	205,275

Total Commercial Services & Supplies				915,975

TOTAL INDUSTRIALS				3,094,258

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.3%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	1,940,000	1,752,505

Internet Software & Services - 0.1%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	950,000	974,938	(a)(e)

IT Services - 0.2%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,420,000	1,043,700	(a)
First Data Corp., Senior Secured Notes	7.375%	6/15/19	104,000	108,482	(a)

Total IT Services				1,152,182

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp., Senior Notes	4.900%	7/29/45	1,420,000	1,458,483

TOTAL INFORMATION TECHNOLOGY				5,338,108

MATERIALS - 0.6%
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,450,000	1,515,250	(a)(e)

Metals & Mining - 0.4%
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	650,000	598,000	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,500,000	1,443,207	(a)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	580,000	600,300	(a)(e)
Schaeffler Holding Finance BV, Senior Secured Notes	6.250%	11/15/19	320,000	338,000	(a)(e)

Total Metals & Mining				2,979,507

TOTAL MATERIALS				4,494,757

TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.9%
AT&T Inc., Senior Notes	4.500%	5/15/35	1,630,000	1,508,177
AT&T Inc., Senior Notes	4.750%	5/15/46	2,620,000	2,416,486
CenturyLink Inc., Senior Notes	5.625%	4/1/25	440,000	402,050	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,250,000	1,239,063
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000	503,400
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	240,000	241,200	(a)
Telefonica Emisiones SAU, Senior Notes	4.570%	4/27/23	700,000	740,590
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	1,590,000	1,958,427
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	12,763,000	15,078,578
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	4,288,000	3,963,673

Total Diversified Telecommunication Services				28,051,644

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 0.3%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,070,000		$1,102,100	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	80,000		75,700
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	540,000		604,800	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000		602,875

Total Wireless Telecommunication Services					2,385,475

TOTAL TELECOMMUNICATION SERVICES					30,437,119

UTILITIES - 1.5%
Electric Utilities - 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000		1,932,769	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	2,750,000		3,373,596

Total Electric Utilities					5,306,365

Independent Power and Renewable Electricity Producers - 0.7%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	4,871,472		5,273,369

TOTAL UTILITIES					10,579,734

TOTAL CORPORATE BONDS & NOTES (Cost - $279,383,427)					271,820,650

ASSET-BACKED SECURITIES - 1.5%
Aegis Asset Backed Securities Trust, 2003-3 M2	2.666%	1/25/34	872,558		815,675	(c)
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M1	0.461%	8/25/36	760,000		616,086	(c)
Earnest Student Loan Investment Trust, 2015-C	4.050%	5/1/39	1,300,000		1,332,500
EMC Mortgage Loan Trust, 2005-A M1	0.837%	5/25/43	390,000		326,078	(a)(c)
Magnus-Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	792,000	EUR	893,734	(a)(f)
Morgan Stanley	1.000%	7/25/35	2,460,000		1,035,685	(f)
Park Place Securities Inc., Pass Through Certificates, 2005-WHQ4 M2	0.681%	9/25/35	1,160,000		937,002	(c)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	0.541%	8/25/36	2,160,000		1,650,689	(c)
SLM Student Loan Trust, 2008-4 A4	1.945%	7/25/22	1,660,000		1,672,370	(c)
SLM Student Loan Trust, 2008-5 A4	1.995%	7/25/23	1,780,000		1,793,330	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $11,184,498)					11,073,149

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
American Home Mortgage Assets, 2006-6 A1A	0.381%	12/25/46	866,371		597,760	(c)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO	4.910%	5/25/35	1,110,014		128,642	(c)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.623%	4/10/49	1,060,000		1,067,183	(c)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.665%	12/15/19	1,000,000		997,500	(a)(c)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.177%	6/11/50	250,000		252,355	(c)
BLCP Hotel Trust, 2014-CLMZ M	5.915%	8/15/29	1,000,000		993,124	(a)(c)
Carefree Portfolio Trust, 2014-CMZA MZA	6.164%	11/15/19	1,000,000		1,000,199	(a)(c)
Carefree Portfolio Trust, 2014-CMZB MZB	7.909%	11/15/29	1,000,000		999,398	(a)(c)
CitiMortgage Alternative Loan Trust, 2007-A5 1A4, IO	5.410%	5/25/37	5,176,142		880,793	(c)
Connecticut Avenue Securities, 2013-C01 M2	5.441%	10/25/23	1,140,000		1,225,397	(c)
Connecticut Avenue Securities, 2014-C01 M2	4.591%	1/25/24	400,000		407,515	(c)
Connecticut Avenue Securities, 2015-C03 2M2	5.188%	7/25/25	1,870,000		1,902,714	(a)(c)
Countrywide Alternative Loan Trust, 2005-J04 M2	0.831%	7/25/35	500,000		451,655	(c)
Countrywide Alternative Loan Trust, 2007-14T2 A3	38.757%	7/25/37	1,085,021		2,285,161	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Credit Suisse Commercial Mortgage Trust, 2007-C3 AJ	5.699%	6/15/39	450,000	$402,878	(c)
Credit Suisse Mortgage Trust, 2006-C3 AJ	5.806%	6/15/38	1,600,000	1,309,926	(c)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.385%	6/27/46	1,087,993	1,019,832	(a)(c)
Credit Suisse Mortgage Trust, 2014-11R 15A1	2.403%	1/27/36	626,565	630,682	(a)(c)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/15/17	1,000,000	992,500	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B	8.141%	5/25/25	2,420,000	2,471,270	(c)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	4.892%	5/25/18	11,859,462	814,022	(c)
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22	0.371%	7/25/47	1,980,576	1,307,332	(c)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	2.947%	6/25/36	453,805	311,187	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.905%	4/15/45	540,000	536,813	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,230,000	1,028,649
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	223,101	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	751,000	743,104	(c)
LB-UBS Commercial Mortgage Trust, 2007-C7 C	6.247%	9/15/45	270,000	252,134	(c)
Lehman Mortgage Trust, 2006-8 4A2, IO	7.560%	12/25/36	1,269,635	423,578	(c)
Lehman Mortgage Trust, 2006-9 3A2, IO	7.040%	1/25/37	1,643,231	564,596	(c)
Lehman Mortgage Trust, 2007-2 2A12, IO	6.500%	2/25/37	1,327,968	434,747	(c)
Lehman Mortgage Trust, 2007-4 2A2, IO	6.480%	5/25/37	3,673,929	1,102,212	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	975,000	951,597	(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	260,000	258,440	(c)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,070,000	988,460
Morgan Stanley Reremic Trust, 2015-R5 2B	0.412%	10/26/46	1,920,000	1,205,760	(a)(c)(f)
Nomura Resecuritization Trust, 2015-6R 3A5	0.377%	5/26/46	2,300,000	1,345,354	(a)(c)
Residential Accredit Loans Inc., 2006-QS7 A5, IO	5.410%	6/25/36	1,865,809	326,375	(c)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	317,285	299,389
Residential Asset Securitization Trust, 2005-A15 2A11, IO	5.360%	2/25/36	3,002,303	551,775	(c)
Sequoia Mortgage Trust, 2004-3 M1	0.938%	5/20/34	281,268	255,755	(c)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.941%	10/25/24	1,140,000	1,172,787	(c)
Structured ARM Loan Trust, 2005-14 A1	0.501%	7/25/35	488,820	353,738	(c)
Structured Asset Mortgage Investments Inc., 2006-AR7 A1A	0.401%	8/25/36	882,735	687,372	(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.889%	5/10/63	310,000	210,899	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.889%	5/10/63	550,000	205,337	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	240,000	243,425	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	0.591%	6/25/35	253,990	195,801	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR02 A1A	1.110%	4/25/46	417,307	326,468	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $37,937,191)				37,336,691

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MUNICIPAL BONDS - 0.7%
Alabama - 0.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.500%	10/1/53	1,110,000		$1,273,714

California - 0.1%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Taxable, AGM	5.500%	3/1/33	380,000		404,081

Illinois - 0.2%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	690,000		609,670
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	1,080,000		1,196,986

Total Illinois					1,806,656

Michigan - 0.1%
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/27	450,000		504,540

New Jersey - 0.0%
New Jersey State Turnpike Authority Revenue, Build America Bonds	7.102%	1/1/41	250,000		337,235

New York - 0.1%
Port Authority of New York & New Jersey, Taxable	4.823%	6/1/45	840,000		845,283

TOTAL MUNICIPAL BONDS (Cost - $5,231,210)					5,171,509

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.0%
France - 1.0%
Republic of France, Bonds (Cost - $7,419,533)	1.800%	7/25/40	4,543,488	EUR	7,190,927	(b)

SOVEREIGN BONDS - 22.9%
Brazil - 3.6%
Federative Republic of Brazil, Notes	10.000%	1/1/21	17,116,000	BRL	4,487,587
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	8,720,000		7,294,280
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	49,053,000	BRL	13,733,307
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	880,000		830,280

Total Brazil					26,345,454

Colombia - 1.0%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	7,046,000		7,151,690

Italy - 3.6%
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	16,745,000	EUR	25,826,948	(b)

Korea - 0.5%
Republic of Korea, Senior Bonds	3.500%	3/10/24	3,736,140,000	KRW	3,468,664

Mexico - 7.4%
United Mexican States, Senior Bonds	6.500%	6/9/22	147,695,300	MXN	9,518,498
United Mexican States, Senior Bonds	8.500%	11/18/38	141,850,000	MXN	10,681,303
United Mexican States, Senior Bonds	7.750%	11/13/42	415,495,400	MXN	29,189,657
United Mexican States, Senior Notes	3.600%	1/30/25	1,390,000		1,379,575
United Mexican States, Senior Notes	4.600%	1/23/46	2,550,000		2,403,375

Total Mexico					53,172,408

Poland - 3.3%
Republic of Poland, Bonds	4.000%	10/25/23	57,370,000	PLN	16,495,719
Republic of Poland, Bonds	3.250%	7/25/25	25,660,000	PLN	6,988,287

Total Poland					23,484,006

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 1.7%
Russian Federal Bond, Bonds	8.150%	2/3/27	845,360,000	RUB	$11,684,225
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	600,000		583,500	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	200,000		194,500	(b)

Total Russia					12,462,225

South Africa - 0.8%
Republic of South Africa, Senior Notes	5.875%	9/16/25	5,260,000		5,852,171

Turkey - 1.0%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	5,153,000		5,535,785
Republic of Turkey, Senior Notes	4.875%	4/16/43	1,980,000		1,782,000

Total Turkey					7,317,785

TOTAL SOVEREIGN BONDS (Cost - $183,491,745)					165,081,351

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.3%
U.S. Government Agencies - 1.5%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	11,620,000		10,677,734

U.S. Government Obligations - 17.8%
U.S. Treasury Bonds	3.625%	2/15/44	15,000,000		17,067,180
U.S. Treasury Bonds	3.125%	8/15/44	21,220,000		22,004,143
U.S. Treasury Bonds	2.500%	2/15/45	7,430,000		6,774,072
U.S. Treasury Bonds	3.000%	5/15/45	30,360,000		30,782,186
U.S. Treasury Notes	1.625%	7/31/20	34,840,000		34,970,650
U.S. Treasury Notes	1.750%	3/31/22	4,530,000		4,486,471
U.S. Treasury Notes	1.875%	5/31/22	6,000,000		5,983,128
U.S. Treasury Notes	2.125%	5/15/25	2,850,000		2,830,406
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/44	1,441,000		606,506
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/44	8,250,000		3,433,997

Total U.S. Government Obligations					128,938,739

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $136,983,927)					139,616,473

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.0%
State Street Corp.	5.900%		2,336		60,666	(c)

Consumer Finance - 0.1%
GMAC Capital Trust I	8.125%		16,050		420,991	(c)

TOTAL PREFERRED STOCKS (Cost - $478,217)					481,657

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.5%
Australian Dollar Futures, Call @ $74.00		9/4/15	30		19,598
Canadian Dollar Futures, Call @ $77.00		9/4/15	546		316,680
Euro Bund Futures, Call @ $159.00		8/21/15	150		1,647
Euro Bund Futures, Call @ $159.50		8/21/15	1,193		13,102
Japanese Yen Futures, Call @ $81.00		9/4/15	100		76,250
Japanese Yen Futures, Call @ $81.50		8/7/15	47		5,875
U.S. Dollar/Mexican Peso, Put @ $15.00		9/17/15	12,900,000		6,863
U.S. Dollar/Mexican Peso, Put @ $15.38		10/15/15	13,630,000		52,189

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - (continued)
U.S. Dollar/Mexican Peso, Put @ $15.52	8/13/15	13,630,000	$7,374
U.S. Dollar/Mexican Peso, Put @ $15.69	10/22/15	15,300,000	136,537
U.S. Dollar/Mexican Peso, Put @ $15.82	8/20/15	15,300,000	67,412
U.S. Treasury 5-Year Notes Futures, Call @ $119.50	8/21/15	295	168,242
U.S. Treasury 5-Year Notes Futures, Call @ $123.50	8/21/15	652	5,094
U.S. Treasury 5-Year Notes Futures, Put @ $117.00	8/21/15	389	3,039
U.S. Treasury 10-Year Notes Futures, Call @ $126.00	8/21/15	242	389,469
U.S. Treasury 10-Year Notes Futures, Call @ $126.50	8/21/15	96	117,000
U.S. Treasury 10-Year Notes Futures, Call @ $127.00	8/21/15	102	90,844
U.S. Treasury 10-Year Notes Futures, Call @ $127.50	8/7/15	48	21,156
U.S. Treasury 10-Year Notes Futures, Call @ $132.50	8/21/15	30	469
U.S. Treasury 10-Year Notes Futures, Call @ $135.00	8/21/15	15	234
U.S. Treasury 10-Year Notes Futures, Call @ $135.50	8/21/15	101	1,578
U.S. Treasury 10-Year Notes Futures, Call @ $136.00	8/21/15	890	13,906
U.S. Treasury 10-Year Notes Futures, Call @ $136.50	8/21/15	1,650	25,781
U.S. Treasury 30-Year Bonds Futures, Call @ $150.00	8/21/15	241	1,472,360
U.S. Treasury 30-Year Bonds Futures, Call @ $154.00	8/21/15	42	118,125
U.S. Treasury Long-Term Bonds Futures, Call @ $151.00	8/21/15	145	754,453
U.S. Treasury Long-Term Bonds Futures, Put @ $122.00	8/21/15	32	500
U.S. Treasury Long-Term Bonds Futures, Put @ $123.00	8/21/15	4	63
U.S. Treasury Long-Term Bonds Futures, Put @ $131.00	8/21/15	407	6,359
U.S. Treasury Long-Term Bonds Futures, Put @ $132.00	8/21/15	10	156
U.S. Treasury Long-Term Bonds Futures, Put @ $133.00	8/21/15	615	9,610

TOTAL PURCHASED OPTIONS (Cost - $2,491,540)			3,901,965

TOTAL INVESTMENTS - 88.9% (Cost - $664,601,288#)			641,674,372
Other Assets in Excess of Liabilities - 11.1%			80,085,988

TOTAL NET ASSETS - 100.0%			$721,760,360

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corp.
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IO	— Interest Only
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d) SCHEDULE OF WRITTEN OPTIONS	July 31, 2015

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS/ NOTIONAL AMOUNT†[1]	VALUE
Australian Dollar Futures, Call	8/7/15	$78.00	14	$70
Australian Dollar Futures, Call	9/4/15	76.00	9	1,440
British Pound Futures, Call	8/7/15	158.50	28	1,400
British Pound Futures, Call	9/4/15	156.00	48	42,600
Euro Bund Futures, Put	8/21/15	151.00	19	1,461
Euro Currency Futures, Call	8/7/15	1.12	81	10,125
Euro Currency Futures, Call	8/7/15	1.10	24	18,300
Euro Currency Futures, Call	9/4/15	1.13	7	6,015
Euro Currency Futures, Call	9/4/15	1.12	14	13,429
Euro Currency Futures, Call	9/4/15	1.11	77	84,700
Euro Currency Futures, Put	8/7/15	1.08	20	5,000
Euro Currency Futures, Put	8/7/15	1.09	28	16,100
Euro Currency Futures, Put	8/7/15	1.11	71	138,450
Euro Currency Futures, Put	8/7/15	1.12	95	283,813
Euro Currency Futures, Put	9/4/15	1.07	49	30,625
Euro Currency Futures, Put	9/4/15	1.10	47	92,825
Euro Currency Futures, Put	9/4/15	1.08	144	136,800
Euro Currency Futures, Put	9/4/15	1.09	114	158,175
Eurodollar Futures, Call	6/13/16	99.00	125	82,031
Japanese Yen Futures, Call	8/7/15	83.00	61	1,144
Japanese Yen Futures, Put	8/7/15	80.00	46	8,050
Japanese Yen Futures, Put	8/7/15	81.00	48	33,000
U.S. Dollar/Brazilian Real, Call	8/25/15	3.44	3,570,000	65,245
U.S. Dollar/Brazilian Real, Call	10/23/15	3.59	3,570,000	88,429
U.S. Dollar/Brazilian Real, Put	8/25/15	3.19	3,570,000	2,988
U.S. Dollar/Brazilian Real, Put	10/23/15	3.18	3,570,000	13,477
U.S. Dollar/Malaysian Ringgit, Put	10/27/15	3.74	13,200,000	100,927
U.S. Treasury 5-Year Notes Futures, Call	8/21/15	120.00	125	37,109
U.S. Treasury 5-Year Notes Futures, Put	8/21/15	119.00	436	44,281
U.S. Treasury 10-Year Notes Futures, Call	9/25/15	128.50	73	30,797
U.S. Treasury 10-Year Notes Futures, Call	9/25/15	129.00	167	54,797
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	129.00	435	67,969
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	127.50	187	113,953
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	128.00	534	216,938
U.S. Treasury 10-Year Notes Futures, Call	9/25/15	127.00	30	27,656
U.S. Treasury 10-Year Notes Futures, Put	8/21/15	126.00	50	8,594
U.S. Treasury 10-Year Notes Futures, Put	8/21/15	125.00	168	10,500
U.S. Treasury 10-Year Notes Futures, Put	8/21/15	126.50	50	14,062
U.S. Treasury 10-Year Notes Futures, Put	8/21/15	127.00	74	33,531
U.S. Treasury 10-Year Notes Futures, Put	9/25/15	123.00	100	12,500
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	159.00	25	14,844
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	156.00	12	19,500
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	157.00	18	21,375
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	155.00	23	49,953
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	158.00	224	189,000
U.S. Treasury 30-Year Bonds Futures, Put	8/21/15	145.00	43	1,344
U.S. Treasury 30-Year Bonds Futures, Put	8/21/15	150.00	141	24,234
U.S. Treasury Long-Term Bonds Futures, Call	8/21/15	160.00	74	30,063
U.S. Treasury Long-Term Bonds Futures, Call	8/21/15	153.00	37	130,656
U.S. Treasury Long-Term Bonds Futures, Call	8/21/15	152.00	77	334,469
U.S. Treasury Long-Term Bonds Futures, Call	9/25/15	158.00	99	136,125
U.S. Treasury Long-Term Bonds Futures, Put	8/7/15	154.00	24	9,000
U.S. Treasury Long-Term Bonds Futures, Put	8/21/15	149.00	17	1,859
U.S. Treasury Long-Term Bonds Futures, Put	8/21/15	152.00	45	18,281
U.S. Treasury Long-Term Bonds Futures, Put	8/21/15	153.00	60	35,625
U.S. Treasury Long-Term Bonds Futures, Put	8/21/15	154.00	48	42,000
Credit default swaption with Barclays Capital Inc. to buy protection on Markit CDX.NA.IG.24 Index, Call	10/21/15	67.50	20,450,000	29,386

TOTAL WRITTEN OPTIONS (Premiums received - $3,420,219)				$3,197,020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

[1]

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$271,820,650	—	$271,820,650
Asset-backed securities	—	9,143,730	$1,929,419	11,073,149
Collateralized mortgage obligations	—	35,138,431	2,198,260	37,336,691
Municipal bonds	—	5,171,509	—	5,171,509
Non-U.S. Treasury inflation protected securities	—	7,190,927	—	7,190,927
Sovereign bonds	—	165,081,351	—	165,081,351
U.S. government & agency obligations	—	139,616,473	—	139,616,473
Preferred stocks	$481,657	—	—	481,657
Purchased options	3,631,590	270,375	—	3,901,965

Total investments	$4,113,247	$633,433,446	$4,127,679	$641,674,372

Other financial instruments:
Futures contracts	$5,682,613	—	—	$5,682,613
Forward foreign currency contracts	—	$2,930,526	—	2,930,526
Centrally cleared credit default swaps on credit indices - sell protection	—	271,291	—	271,291

Total other financial instruments	$5,682,613	$3,201,817	—	$8,884,430

Total	$9,795,860	$636,635,263	$4,127,679	$650,558,802

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$2,896,568	$300,452	—	$3,197,020
Futures contracts	4,390,849	—	—	4,390,849
Forward foreign currency contracts	—	2,463,226	—	2,463,226
Centrally cleared credit default swaps on credit indices - sell protection	—	124,539	—	124,539
Centrally cleared credit default swaps on credit indices - buy protection	—	5,543	—	5,543
Centrally cleared interest rate swaps	—	170,210	—	170,210
OTC interest rate swaps‡	—	101,079	—	101,079

Total	$7,287,417	$3,165,049	—	$10,452,466

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,557,248
Gross unrealized depreciation	(29,484,164)

Net unrealized depreciation	$(22,926,916)

At July 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	554	3/16	$136,964,288	$137,537,425	$573,137
90-Day Eurodollar	2,132	6/16	525,938,516	528,282,950	2,344,434
90-Day Eurodollar	153	3/17	37,510,035	37,693,463	183,428
Australian Dollar	137	9/15	10,116,217	9,968,120	(148,097)
Canadian Dollar	2	9/15	153,367	152,720	(647)
Euro BTP	129	9/15	18,656,162	19,366,881	710,719
Euro-Bobl	162	9/15	23,039,933	23,184,312	144,379
Swiss Franc	61	9/15	8,124,948	7,888,825	(236,123)
U.S. Treasury Long-Term Bonds	103	9/15	16,119,835	16,061,563	(58,272)
U.S. Treasury Ultra Long-Term Bonds	71	9/15	11,085,231	11,326,719	241,488

					3,754,446

Contracts to Sell:
90-Day Eurodollar	1,738	9/15	432,744,964	432,914,075	(169,111)
90-Day Eurodollar	650	12/15	161,591,612	161,646,875	(55,263)
British Pound	21	9/15	2,049,794	2,048,812	982
Euro	754	9/15	104,885,721	103,401,675	1,484,046
Euro-Bund	1,225	9/15	206,000,016	207,723,118	(1,723,102)
Japanese 10-Year Bond	127	9/15	150,474,591	151,199,016	(724,425)
Japanese Yen	3	9/15	302,177	302,531	(354)
U.S. Treasury 5-Year Notes	294	9/15	35,118,263	35,234,062	(115,799)
U.S. Treasury 10-Year Notes	1,506	9/15	190,828,559	191,920,875	(1,092,316)
United Kingdom Long Gilt Bonds	73	9/15	13,304,920	13,372,260	(67,340)

					(2,462,682)

Net unrealized appreciation on open futures contracts					$1,291,764

At July 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	8,846,590	USD	6,840,535	Bank of America N.A.	8/13/15	$(76,759)
EUR	2,800,000	USD	3,147,550	Bank of America N.A.	8/13/15	(72,119)
JPY	100,000,000	USD	809,749	Bank of America N.A.	8/13/15	(2,811)
PLN	3,220,604	USD	895,010	Bank of America N.A.	8/13/15	(41,434)
USD	14,260,935	EUR	12,606,908	Bank of America N.A.	8/13/15	413,909
USD	2,367,330	EUR	2,100,000	Bank of America N.A.	8/13/15	60,757
USD	2,993,946	EUR	2,700,000	Bank of America N.A.	8/13/15	28,352
USD	993,381	EUR	900,000	Bank of America N.A.	8/13/15	4,850
USD	6,819,473	JPY	812,770,000	Bank of America N.A.	8/13/15	260,916
USD	120,722	JPY	15,000,000	Bank of America N.A.	8/13/15	(319)
USD	162,529	JPY	20,000,000	Bank of America N.A.	8/13/15	1,141
EUR	6,100,000	USD	6,882,008	Citibank, N.A.	8/13/15	(181,963)
EUR	2,290,000	USD	2,600,671	Citibank, N.A.	8/13/15	(85,408)
EUR	1,500,000	USD	1,667,850	Citibank, N.A.	8/13/15	(20,298)
EUR	1,300,000	USD	1,438,570	Citibank, N.A.	8/13/15	(10,691)
USD	16,758,196	EUR	14,854,976	Citibank, N.A.	8/13/15	441,964
USD	2,631,938	EUR	2,340,000	Citibank, N.A.	8/13/15	61,757
USD	45,712	EUR	40,000	Citibank, N.A.	8/13/15	1,777
USD	558,141	EUR	500,000	Citibank, N.A.	8/13/15	8,956
USD	32,841	EUR	30,000	Citibank, N.A.	8/13/15	(110)
USD	513,688	EUR	470,000	Citibank, N.A.	8/13/15	(2,545)
USD	769,454	EUR	700,000	Citibank, N.A.	8/13/15	596
USD	3,456,568	EUR	3,100,000	Citibank, N.A.	8/13/15	51,627

Notes to Schedule of Investments (unaudited) (continued)

USD	1,690,983	EUR	1,500,000	Citibank, N.A.	8/13/15	43,431
USD	524,382	EUR	466,043	Citibank, N.A.	8/13/15	12,495
USD	552,020	EUR	500,000	Citibank, N.A.	8/13/15	2,836
USD	1,216,909	EUR	1,121,274	Citibank, N.A.	8/13/15	(14,663)
USD	1,659,855	EUR	1,500,000	Citibank, N.A.	8/13/15	12,303
USD	2,214,543	JPY	264,062,154	Citibank, N.A.	8/13/15	83,723
USD	214,715	JPY	26,690,673	Citibank, N.A.	8/13/15	(663)
USD	6,734,835	NZD	10,351,491	Citibank, N.A.	8/13/15	(93,109)
USD	3,600,000	MXN	56,826,000	Bank of America N.A.	8/17/15	76,500
USD	4,080,000	MXN	65,710,440	Citibank, N.A.	8/24/15	7,729
USD	3,540,000	MXN	54,899,736	Citibank, N.A.	9/21/15	145,009
USD	1,408,712	MXN	21,581,890	Citibank, N.A.	9/21/15	74,091
MXN	48,386,705	USD	3,057,612	Bank of America N.A.	10/16/15	(71,279)
MYR	19,714,000	USD	5,165,060	Bank of America N.A.	10/16/15	(40,492)
RUB	108,374,308	USD	1,833,900	Bank of America N.A.	10/16/15	(115,867)
USD	1,669,834	CNY	10,456,000	Bank of America N.A.	10/16/15	(5,721)
USD	788,381	EUR	714,000	Bank of America N.A.	10/16/15	3,427
USD	2,179,607	GBP	1,406,044	Bank of America N.A.	10/16/15	(15,051)
USD	31,674	JPY	3,903,169	Bank of America N.A.	10/16/15	147
USD	3,718,329	KRW	4,203,199,000	Bank of America N.A.	10/16/15	133,684
USD	623,381	PLN	2,346,094	Bank of America N.A.	10/16/15	2,736
CNY	12,930,060	USD	2,067,652	Barclays Bank PLC	10/16/15	4,368
INR	1,967,523,000	USD	30,627,693	Barclays Bank PLC	10/16/15	(365,728)
JPY	639,466,000	USD	5,157,608	Barclays Bank PLC	10/16/15	7,410
USD	2,148,656	EUR	1,950,000	Barclays Bank PLC	10/16/15	4,873
USD	4,209,517	JPY	518,120,000	Barclays Bank PLC	10/16/15	24,621
USD	118,161	KRW	133,610,000	Barclays Bank PLC	10/16/15	4,213
USD	5,236,346	MXN	82,560,680	Barclays Bank PLC	10/16/15	140,862
USD	3,906,963	PLN	14,705,399	Barclays Bank PLC	10/16/15	16,742
USD	3,013,259	ZAR	37,765,773	Barclays Bank PLC	10/16/15	65,903
BRL	36,942,971	USD	11,157,648	Citibank, N.A.	10/16/15	(634,244)
CNY	9,910,000	USD	1,583,396	Citibank, N.A.	10/16/15	4,664
INR	809,328,720	USD	12,596,556	Citibank, N.A.	10/16/15	(148,479)
KRW	290,960,000	USD	256,386	Citibank, N.A.	10/16/15	(8,245)
MXN	169,337,000	USD	10,355,293	Citibank, N.A.	10/16/15	95,856
MYR	70,000	USD	18,345	Citibank, N.A.	10/16/15	(149)
TRY	18,525,000	USD	6,830,752	Citibank, N.A.	10/16/15	(283,519)
TRY	5,913,715	USD	2,129,764	Citibank, N.A.	10/16/15	(39,698)
TRY	13,957,285	USD	5,011,952	Citibank, N.A.	10/16/15	(79,073)
USD	6,821,172	COP	19,017,428,000	Citibank, N.A.	10/16/15	249,044
USD	2,129,511	COP	5,998,831,684	Citibank, N.A.	10/16/15	56,408
USD	7,220,000	COP	20,921,755,000	Citibank, N.A.	10/16/15	(10,234)
USD	21,507,402	EUR	19,496,000	Citibank, N.A.	10/16/15	73,971
USD	4,460,405	MXN	70,674,677	Citibank, N.A.	10/16/15	98,502
USD	10,462,343	MXN	169,337,000	Citibank, N.A.	10/16/15	11,195
USD	5,011,953	PEN	16,193,620	Citibank, N.A.	10/16/15	(4,606)
USD	3,803,051	PLN	14,297,000	Citibank, N.A.	10/16/15	20,869
ZAR	6,328,202	USD	499,965	Citibank, N.A.	10/16/15	(6,093)
ZAR	31,436,768	USD	2,485,277	Citibank, N.A.	10/16/15	(31,856)
USD	3,600,000	MXN	57,078,000	Bank of America N.A.	10/19/15	78,094
USD	327,224	BRL	1,076,893	Citibank, N.A.	10/19/15	20,763
USD	4,080,000	MXN	66,020,520	Citibank, N.A.	10/26/15	8,567
MYR	14,282,000	USD	3,700,000	Bank of America N.A.	10/29/15	8,888

Total						$467,300

Notes to Schedule of Investments (unaudited) (continued)

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT*,2		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (Markit CDX.NA.IG.24 Index)	$900,000		6/20/20	1.000% quarterly	$12,488	$14,258	$(1,770)
Barclays Capital Inc. (Markit CDX.NA.IG.24 Index)	5,307,500		6/20/20	1.000% quarterly	73,647	67,591	6,056
Barclays Capital Inc. (Markit ITRX.EUR.XOVER Index)	8,500,000	EUR	12/20/19	5.000% quarterly	819,795	937,964	(118,169)
BNP Paribas (Markit CDX.NA.HY.23 Index)	5,287,600		12/20/19	5.000% quarterly	413,052	251,070	161,982
Citigroup Global Markets (Markit CDX.NA.HY.23 Index)	2,510,000		12/20/19	5.000% quarterly	196,074	115,441	80,633
Citigroup Global Markets (Markit CDX.NA.IG.23 Index)	25,350,000		12/20/19	1.000% quarterly	338,923	317,986	20,937
Credit Suisse (Markit CDX.NA.HY.23 Index)	40,000		12/20/19	5.000% quarterly	3,124	1,441	1,683
Credit Suisse (Markit CDX.NA.IG.23 Index)	11,960,000		12/20/19	1.000% quarterly	159,902	164,502	(4,600)

Total					$2,017,005	$1,870,253	$146,752

Notes to Schedule of Investments (unaudited) (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas (Markit CDX.NA.HY.24 Index)	$2,415,600	6/20/20	5.000% quarterly	$(151,567)	$(148,305)	$(3,262)
JP Morgan Chase & Co. (Markit CDX.NA.HY.24 Index)	1,826,550	6/20/20	5.000% quarterly	(114,607)	(112,326)	(2,281)

Total	$4,242,150			$(266,174)	$(260,631)	$(5,543)

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc.	1,384,780,000	JPY	7/22/24	0.678% semi-annually	6-Month Japanese BBA LIBOR	—	$(170,210)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC	145,220,000	BRL	1/4/21	12.487% 1 Time	BRL-CDI	—	$(101,079)

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Notes to Schedule of Investments (unaudited) (continued)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
JPY	— Japanese Yen

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015